Expense Example, No Redemption - PIMCO Dynamic Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	496	751	1,025	1,808	201	621	1,068	2,306